Disposals (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Disposals Including Business Closures
2018				2017	2016
All figures in £ millions	Notes	WSE	UTEL	Other	Total	Total	Total
Disposal of subsidiaries and associates
Property, plant and equipment		(17)	—	—	(17)	(7)	(3)
Intangible assets		(15)	—	(2)	(17)	(9)	—
Investments in joint ventures and associates		—	(3)	—	(3)	(352)	—
Net deferred income tax assets		—	—	—	—	(3)	(10)
Intangible assets – pre-publication		(8)	—	—	(8)	(1)	(4)
Inventories		(1)	—	—	(1)	(2)	—
Trade and other receivables		(30)	—	—	(30)	(16)	(6)
Current income tax receivable		—	—	—	—	(5)	—
Cash and cash equivalents (excluding overdrafts)		(119)	—	—	(119)	(13)	(9)
Net deferred income tax liabilities		16	—	—	16	—	—
Trade and other liabilities		171	—	1	172	34	21
Provisions for other liabilities and charges	23	—	—	1	1	—	—
Cumulative currency translation adjustment	29	4	—	—	4	51	—

Net (assets)/liabilities disposed		1	(3)	—	(2)	(323)	(11)
Cash received		212	22	9	243	468	7
Deferred proceeds		—	—	2	2	—	—
Fair value of financial asset acquired		—	—	3	3	—	—
Costs		(6)	—	(10)	(16)	(17)	(16)

Gain on disposal		207	19	4	230	128	(20)

All figures in £ millions	2018	2017	2016
Cash flow from disposals
Cash – current year disposals	243	468	11
Cash and cash equivalents disposed	(119)	(13)	(9)
Costs and other disposal liabilities paid	(23)	(25)	(52)

Net cash inflow	101	430	(50)

Analysed as:
Cash inflow/ from sale of subsidiaries	83	19	(54)
Cash inflow from sale of joint ventures and associates	18	411	4